SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 151,230	$ 126,978	$ 689,305
Less: Accumulated depreciation and amortization	(60,805)	(47,815)	(97,054)
Property and equipment, net	$ 90,425	79,163	592,251
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		689,305
Less: Accumulated depreciation and amortization		(313,358)
Property and equipment, net		$ 375,947
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Property and equipment, gross			33,774
Computer Equipment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 33,774
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		7 years
Property and equipment, gross			36,573
Office Equipment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 36,573
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 56,631	$ 56,631	56,631
Estimated useful life description	Shorter of the useful life or the lease term	Shorter of the useful life or the lease term
Leasehold Improvements [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 56,631
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		3 years
Property and equipment, gross			$ 562,327
Software Development [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 562,327
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 58,441	33,774
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Property and equipment, gross	$ 36,158	$ 36,573